Leases - Disclosure of finance lease income (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Finance leases
Finance income from net investment in lease	£ 1	£ 2
Profit on sales	£ 0	£ 0